EARNINGS PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to limited partners	$ 99	$ 3,114
Earnings per limited partner unit:
Antidilutive securities diluted excluded from the calculation of diluted loss per common unit	8,524	0
Common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to limited partners	$ 69	$ 2,508
Weighted-average units outstanding - basic	34,439,000	29,912,000
Less: effect of non-vested phantom units and non-vested restricted units (in units)	146,000	156,000
Weighted-average units outstanding – diluted	34,585,000	30,068,000
Earnings per limited partner unit:
Basic (in dollars per share)	$ 0.00	$ 0.08
Diluted (in dollars per share)	$ 0.00	$ 0.08
Subordinated Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to limited partners	$ 30	$ 606
Weighted-average units outstanding - basic	24,410,000	24,410,000
Weighted-average units outstanding – diluted	24,410,000	24,410,000
Earnings per limited partner unit:
Basic (in dollars per share)	$ 0.00	$ 0.02
Diluted (in dollars per share)	$ 0.00	$ 0.02